O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND


November 21, 1999

Dear Fellow Shareholders,

Enclosed is the annual report for the O'Shaughnessy Cornerstone Growth and Cornerstone Value Funds. The report contains financial statements for the Funds during the year ended September 30, 1999, as well as the Funds' portfolios on that date. For the one-year period ended September 30, 1999 our Cornerstone Growth and Cornerstone Value Funds had returns of 29.15% and 17.12%, respectively.

Obviously, we are pleased with the performance of our Cornerstone Funds over this past year. The market recovery in the fall of 1998 fueled Cornerstone Growth's performance, as the fund was 100% committed to equities when the market surged. Cornerstone Value's performance, on the other hand, was bolstered by the protection high dividend yielding stocks provided during the late summer 1998 market correction. The Fund also benefited from the rally experienced by large value stocks in the early summer of 1999.

Those of you who were shareholders a year ago may recall the turbulence we faced during the third quarter of 1998, and the challenge this presented to staying the course. In my letter then, I reminded you to remain focused on the long-term, because I strongly believe that's where the biggest rewards lay for patient, intelligent investors.

As I've said many times before, focusing on the short-term is a dangerous and destructive investment habit, which usually leads to unnecessary despair in downturns and often-unrealistic optimism in rising markets. Investors focusing only on Cornerstone Growth's performance in August 1988 would be tempted to run for the hills--but that would mean missing its rebound and strong performance over the next 12 months. To stay the course, we must constantly remind ourselves of our goals, and why we're investing in the first place--usually for our retirement or our children's education. In most circumstances, these are events that are at least five to ten years away.

As always, I hope that together, we can reach our long-term goals by staying the course and sticking with our time-tested investment strategies.

Sincerely,

/s/ James P. O'Shaughnessy

James P. O'Shaughnessy

The Cornerstone Growth Fund's and Cornerstone Value Fund's average annual total returns from inception on November 1, 1996 through September 30, 1999 were 12.68% and 8.89%, respectively. Performance figures of the Funds represent past performance and are not indicative of future performance. Share values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

Strategy Indexing, Cornerstone Growth and Cornerstone Value are trademarks of O'Shaughnessy Capital Management, Inc. U.S. Patent number 5,978,778.

The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ. Member NASD.

2

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND

 Comparison of the change in value of a $10,000 investment in the O'Shaughnessy
  Cornerstone Growth Fund versus the S&P 500 Composite Stock Price Index, the
            Lipper Small Cap Growth Index and the Russell 2000 Index

                    O'Shaughnessy                  Lipper      Russell
                     Cornerstone                  Small Cap     2000
                     Growth Fund     S&P 500    Growth Index    Index
                     -----------     -------    ------------    -----
         1-Nov-96      10,000         10,000        10,000     10,000
         31-Dec-96     10,073         10,560        10,287     10,678
         31-Mar-97      9,753         10,842         9,061     10,127
         30-Jun-97     11,864         12,729        10,708     11,764
         30-Sep-97     15,305         13,684        12,504     13,510
         31-Dec-97     13,229         14,080        11,442     13,051
         31-Mar-98     15,000         16,041        12,734     14,397
         30-Jun-98     15,498         16,570        12,268     13,739
         30-Sep-98     11,077         14,921         9,342     10,957
         31-Dec-98     13,716         18,119        11,552     12,744
         31-Mar-99     12,674         19,023        11,176     12,053
         30-Jun-99     14,723         20,366        12,769     13,928
         30-Sep-99     14,306         19,093        13,000     13,047

Past performance is not predictive of future performance.

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The Lipper Small Cap Growth Index is comprised of mutual funds that invest at least 75% of equity assets in companies with market capitalizations of less than 250% of the dollar-weighted market capitalization of the S&P Small-Cap 600 index and have an above average price-to-earnings ratio, price-to-book ratio and three year earnings growth. The Russell 2000 tracks the 2000 smallest stocks in the Russell 3000. The indices are unmanaged and include reinvested dividends.

                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

        Comparison of the change in value of a $10,000 investment in the
       O'Shaughnessy Cornerstone Value Fund versus the S&P 500 Composite
             Stock Price Index and the Lipper Multi-Cap Value Index

                          O'Shaughnessy                   Lipper
                           Cornerstone                   Multi-Cap
                           Value Fund       S&P 500     Value Index
                           ----------       -------     -----------
            1-Nov-96          10,000        10,000        10,000
            31-Dec-96         10,028        10,560        10,629
            31-Mar-97          9,818        10,842        10,809
            30-Jun-97         10,729        12,729        12,264
            30-Sep-97         11,521        13,684        13,490
            31-Dec-97         11,562        14,080        13,490
            31-Mar-98         12,934        16,041        15,031
            30-Jun-98         12,253        16,570        14,765
            30-Sep-98         11,023        14,921        12,520
            31-Dec-98         12,324        18,119        14,370
            31-Mar-99         12,519        19,023        14,474
            30-Jun-99         14,244        20,366        16,184
            30-Sep-99         12,910        19,093        14,444

Past performance is not predictive of future performance.

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The Lipper Multi-Cap Value Index is comprised of mutual funds that invest in a variety of market capitalization ranges, without concentrating 75% or more of net assets in any one capitalization range over an extended period of time and have a below average price-to-earning ratio, price-to-book ratio and three year growth figure. The indices are unmanaged and include reinvested dividends.

4

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND

TOP TEN PORTFOLIO HOLDINGS at September 30, 1999
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------

      1) Echostar Communications Corporation ....................   7.01%
      2) Optical Coating Laboratory, Inc. .......................   6.03%
      3) Calpine Corporation ....................................   5.87%
      4) Best Buy Co., Inc. .....................................   3.58%
      5) Insituform Technologies, Inc. ..........................   3.22%
      6) Gateway 2000, Inc. .....................................   3.04%
      7) Corel Corporation ......................................   2.90%
      8) Apple Computer, Inc. ...................................   2.82%
      9) Winnebago Industries, Inc. .............................   2.74%
     10) The Topps Company, Inc. ................................   2.72%


                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

TOP TEN PORTFOLIO HOLDINGS at September 30, 1999
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------

      1 ) Anglo American Corporation of South Africa Ltd. .......   3.88%
      2 ) British Steel PLC .....................................   3.17%
      3 ) Compania Anonima Nacional Telefonos de Venezuela ......   2.93%
      4 ) Rio Tinto plc .........................................   2.92%
      5 ) Telefonos de Mexico ...................................   2.87%
      6 ) Occidental Petroleum Corporation ......................   2.66%
      7 ) Atlantic Richfield Company ............................   2.59%
      8 ) Minnesota Mining and Manufacturing Company ............   2.56%
      9 ) Imperial Petroleum, Inc. ..............................   2.56%
     10 ) The Dow Chemical Company ..............................   2.51%

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND

              PORTFOLIO OF INVESTMENTS at September 30, 1999
--------------------------------------------------------------------------------
  Shares    COMMON STOCK: 99.44%                                   Market Value
--------------------------------------------------------------------------------

            ADVERTISING: 0.67%
   212,100  E4L, Inc.* ..........................................  $    808,631
                                                                   ------------
            AIRLINES: 1.30%
    83,600  Amtran, Inc.*........................................     1,567,500
                                                                   ------------
            APPAREL: 2.61%
   110,900  Quicksilver, Inc.* ..................................     2,023,925
    60,500  Tropical Sportswear Int'l Corporation* ..............     1,126,813
                                                                   ------------
                                                                      3,150,738
                                                                   ------------
            COMPUTERS: 9.71%
    53,700  Apple Computer, Inc.* ...............................     3,399,881
    45,500  CDW Computer Centers, Inc.* .........................     2,223,812
    34,500  Computer Sciences Corporation* ......................     2,425,781
    82,600  Gateway 2000, Inc.* .................................     3,670,537
                                                                   ------------
                                                                     11,720,011
                                                                   ------------
            COSMETICS/PERSONAL CARE: 1.71%
    53,000  The Estee Lauder Companies Inc. .....................     2,070,313
                                                                   ------------
            DISTRIBUTION/WHOLESALE: 1.23%
    82,800  Miami Computer Supply Corporation* ..................     1,485,225
                                                                   ------------
            ELECTRIC: 5.87%
    83,400  Calpine Corporation* ................................     7,094,213
                                                                   ------------
            ELECTRONICS: 8.61%
    53,500  Flextronics International Limited* ..................     3,113,031
    79,100  Optical Coating Laboratory, Inc. ....................     7,282,144
                                                                   ------------
                                                                     10,395,175
                                                                   ------------
            ENGINEERING & CONSTRUCTION: 5.91%
    59,800  Granite Construction Incorporated ...................     1,558,538
   155,400  Insituform Technologies, Inc.* ......................     3,885,000
    52,300  Jacobs Engineering Group Inc.* ......................     1,699,750
                                                                   ------------
                                                                      7,143,288
                                                                   ------------

6

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND

           PORTFOLIO OF INVESTMENTS at September 30, 1999, Continued
--------------------------------------------------------------------------------
  Shares                                                           Market Value
--------------------------------------------------------------------------------

           FOOD: 3.15%
  36,400   Safeway Inc.* ........................................  $  1,385,475
 177,100   The Grand Union Company* .............................     2,418,522
                                                                   ------------
                                                                      3,803,997
                                                                   ------------
           HEALTH CARE: 1.22%
  25,900   Wellpoint Health Networks Inc.* ......................     1,476,300
                                                                   ------------
           HOME BUILDERS: 1.97%
  47,200   NVR, Inc.* ...........................................     2,383,600
                                                                   ------------
           HOME FURNISHINGS: 1.00%
  36,300   Maytag Corporation* ..................................     1,209,244
                                                                   ------------
           INSURANCE: 3.45%
  38,000   LandAmerica Financial Group, Inc. ....................       750,500
  46,550   Reinsurance Group of America, Incorporated ...........     1,195,753
  73,000   Stewart Information Services Corporation .............     1,336,813
  66,200   The First American Financial Corporation .............       885,425
                                                                   ------------
                                                                      4,168,491
                                                                   ------------
           MACHINERY -- CONSTRUCTION & MINING: 1.46%
  72,900   Astec Industries, Inc.* ..............................     1,758,712
                                                                   ------------
           MACHINERY -- DIVERSIFIED: 1.62%
  77,700   Specialty Equipment Companies, Inc.* .................     1,961,925
                                                                   ------------
           MEDIA: 2.14%
  61,300   Viacom Inc., Class B* ................................     2,589,925
                                                                   ------------
           MISCELLANEOUS MANUFACTURING: 1.19%
  81,160   Myers Industries, Inc.                                     1,440,590
                                                                   ------------
           MOBILE HOME BUILDERS: 5.24%
 123,850   Monaco Coach Corporation* ............................     3,018,844
 138,400   Winnebago Industries, Inc. ...........................     3,312,950
                                                                   ------------
                                                                      6,331,794
                                                                   ------------

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND

--------------------------------------------------------------------------------
  Shares                                                           Market Value
--------------------------------------------------------------------------------

           PHARMACEUTICALS: 5.05%
  63,900   Alpharma Inc., Class A................................  $  2,256,469
  92,766   Bindley Western Industries, Inc.......................     1,327,713
  32,100   Express Scripts, Inc.*................................     2,511,825
                                                                   ------------
                                                                      6,096,007
                                                                   ------------
           RESTAURANT: 1.74%
 108,000   Ruby Tuesday, Inc.....................................     2,106,000
                                                                   ------------
           RETAIL: 17.02%
  56,900   AnnTalor, Inc.*.......................................     2,325,788
  69,700   Best Buy Co., Inc.*...................................     4,325,756
  78,600   Brinker International, Inc.*  ........................     2,132,025
  31,000   Costco Companies, Inc.*...............................     2,232,000
  41,600   CVS Corporation.......................................     1,697,800
 156,100   Musicland Stores Corporation*.........................     1,365,875
 126,800   Sonic Automotive, Inc.*...............................     1,648,400
  78,400   The TJX Companies, Inc................................     2,200,100
  54,900   Wal-Mart Stores, Inc..................................     2,611,181
                                                                   ------------
                                                                     20,538,925
                                                                   ------------
           SOFTWARE: 2.90%
 472,400   Corel Corporation* ...................................     3,498,712
                                                                   ------------
           TELECOMMUNICATION EQUIPMENT: 0.65%
  56,700   Superior TeleCom Inc. ................................       790,256
                                                                   ------------
           TELECOMMUNICATIONS: 7.02%
  93,200   Echostar Communications Corporation* .................     8,463,725
                                                                   ------------
           TEXTILES: 0.89%
  54,200   Mohawk Industries, Inc.* .............................     1,080,613
                                                                   ------------
           TOYS/GAMES/HOBBIES: 2.72%
 437,400   The Topps Company, Inc.* .............................     3,280,500
                                                                   ------------

8

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND

            PORTFOLIO OF INVESTMENTS at September 30, 1999, Continued
--------------------------------------------------------------------------------
                         Shares/Principal Amount                   Market Value
--------------------------------------------------------------------------------

            TRANSPORTATION: 1.39%
   48,300   Landstar System, Inc.*...............................  $  1,678,425
                                                                   ------------
            Total Common Stocks (Cost $112,267,992): 99.44%......   120,092,835
                                                                   ------------
            SHORT-TERM INVESTMENT: 0.57%
$ 684,755   Firstar Bank Demand Note
            5.1300%, due 10/1/99 (cost $684,755).................       684,755
                                                                   ------------
            Total Investment in Securities
              (cost $112,952,747): 100.01%                          120,777,590
            Liabilities less Other Assets: -0.01%................        (5,365)
                                                                   ------------
            Total Net Assets: 100.0%.............................  $120,772,225
                                                                   ============

* Non-income producing security.

See Notes to Financial Statements.

                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

        PORTFOLIO OF INVESTMENTS at September 30, 1999
--------------------------------------------------------------------------------
 Shares   COMMON STOCK: 98.65%                                     Market Value
--------------------------------------------------------------------------------

          AUTO MANUFACTURERS: 1.72%
   9,000  Ford Motor Company ....................................  $    451,688
                                                                   ------------
          AUTO PARTS & EQUIPMENT: 1.83%
  13,000  Dana Corporation ......................................       482,625
                                                                   ------------
          BANKS: 13.54%
  10,200  Banc One Corporation ..................................       355,087
   8,600  BankAmerica Corporation ...............................       478,912
  13,500  BankBoston Corporation ................................       585,562
   8,600  First Union Corporation ...............................       305,838
  16,300  KeyCorp ...............................................       420,744
   6,800  National Australia Bank Ltd. ..........................       501,925
   9,900  PNC Bank Corp. ........................................       521,606
  12,100  Summit Bancorp ........................................       392,494
                                                                   ------------
                                                                      3,562,168
                                                                   ------------
          BEVERAGES: 1.78%
  11,300  Diageo PLC ............................................       468,244
                                                                   ------------
          CHEMICALS: 4.24%
  11,400  Eastman Chemical Company ..............................       456,000
   5,800  The Dow Chemical Company ..............................       659,025
                                                                   ------------
                                                                      1,115,025
                                                                   ------------
          DISTRIBUTION/WHOLESALE: 1.58%
  15,600  Genuine Parts Company .................................       414,375
                                                                   ------------
          FINANCIAL SERVICES: 1.73%
  11,200  Union Planters Corporation ............................       456,400
                                                                   ------------
          FOOD: 3.04%
   6,600  General Mills, Inc. ...................................       535,425
  17,700  Nabisco Group Holdings Corp. ..........................       265,500
                                                                   ------------
                                                                        800,925
                                                                   ------------
          FOREST PRODUCTS & PAPER: 4.17%
  19,400  Westvaco Corporation ..................................       497,125
  10,400  Weyerhaeuser Company ..................................       599,300
                                                                   ------------
                                                                      1,096,425
                                                                   ------------

10

                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

            PORTFOLIO OF INVESTMENTS at September 30, 1999, Continued
--------------------------------------------------------------------------------
  Shares                                                           Market Value
--------------------------------------------------------------------------------

           HOLDING COMPANIES -- DIVERSIFIED: 1.79%
   27,700  Tomkins PLC   ........................................  $    470,900
                                                                   ------------
           HOUSEHOLD PRODUCTS/WARES: 2.04%
   16,600  Fortune Brands, Inc.   ...............................       535,350
                                                                   ------------
           INSURANCE: 2.86%
   12,300  SAFECO Corporation  ..................................       344,400
   14,800  The St. Paul Companies, Inc.    ......................       407,000
                                                                   ------------
                                                                        751,400
                                                                   ------------
           IRON/STEEL: 8.64%
   24,700  Allegheny Teledyne Incorporated    ...................       416,812
   18,277  Anglo American Corporation of South Africa Ltd.   ....     1,021,227
   32,400  British Steel PLC*  ..................................       834,300
                                                                   ------------
                                                                      2,272,339
                                                                   ------------
           MACHINERY -- DIVERSIFIED: 2.29%
   15,600  Deere & Company  .....................................       603,525
                                                                   ------------
           MINING: 2.91%
   10,800  Rio Tinto PLC    .....................................       766,800
                                                                   ------------
           MISCELLANEOUS MANUFACTURING: 5.49%
   10,900  Cooper Industries, Inc.   ............................       509,575
    7,000  Minnesota Mining and Manufacturing Company  ..........       672,438
   15,400  Tenneco Inc.  ........................................       261,800
                                                                   ------------
                                                                      1,443,813
                                                                   ------------
           OIL & GAS PRODUCERS: 22.70%
    7,700  Atlantic Richfield Company...........................        682,412
    5,433  BP Amoco ADR..........................................       602,044
    6,300  Chevron Corporation .................................        559,125
   32,300  Imperial Petroleum, Inc...............................       672,244
   30,300  Occidental Petroleum Corporation.....................        700,688
   12,000  Phillips Petroleum Company...........................        585,000
   13,900  Shell Transport and Trading Company..................        632,450
   14,600  Sunoco, Inc...........................................       399,675
    9,800  Texaco Inc...........................................        618,625
   17,700  USX-Marathon Group....................................       517,725
                                                                   ------------
                                                                      5,969,988
                                                                   ------------

                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

--------------------------------------------------------------------------------
  Shares                                                           Market Value
--------------------------------------------------------------------------------

           PACKAGING & CONTAINERS: 1.56%
   16,900  Crown Cork & Seal Company, Inc........................  $    409,825
                                                                   ------------
           RETAIL: 1.45%
   11,100  J. C. Penny Company...................................       381,563
                                                                   ------------
           TELEPHONE: 9.40%
   28,700  Compania Anonima Nacional Telefonos de Venezuela......       769,519
   17,800  Telefonica de Argentina S.A...........................       469,475
   10,600  Telefonos de Mexico...................................       755,250
    8,400  U S WEST, Inc.........................................       479,325
                                                                   ------------
                                                                      2,473,569
                                                                   ------------
           TOBACCO: 1.89%
    9,900  Philip Morris Companies Inc...........................       338,456
    5,866  RJ Reynolds Tobacco Holdings, Inc.....................       158,382
                                                                   ------------
                                                                        496,838
                                                                   ------------
           TRANSPORTATION: 2.00%
   12,400  CSX Corporation  .....................................       525,450
                                                                   ------------
           Total Common Stocks (Cost $26,850,423): 98.65% .......    25,949,235
                                                                   ------------
           Total Investment in Securities
             (cost $26,850,423): 98.65% .........................    25,949,235
           Other Assets less Liabilities: 1.35% .................       355,815
                                                                   ------------
           Total Net Assets: 100.0%  ............................  $ 26,305,050
                                                                   ============

*Non-income producing security.

See Notes to Financial Statements.

12

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 1999
--------------------------------------------------------------------------------

                                                       Cornerstone     Cornerstone
                                                       Growth Fund      Value Fund
                                                      -------------    ------------
ASSETS
   Investments in securities, at value (identified
    cost $112,952,747 and $26,850,423 respectively)   $ 120,777,590    $ 25,949,235
   Receivables:
      Portfolio securities sold ...................              --         528,239
      Fund shares sold ............................         107,375           8,160
      Dividends and interest ......................          21,555          97,720
   Deferred organization costs ....................          10,532          10,532
   Prepaid expenses and other .....................          39,497          21,829
                                                      -------------    ------------
        Total assets ..............................     120,956,549      26,615,715
                                                      -------------    ------------
LIABILITIES
   Payables:
      Fund shares repurchased .....................          41,572          10,560
      Funds advanced by custodian .................              --         256,741
      Advisory fee ................................          75,012          16,898
      Administration fee ..........................           9,486           3,397
   Accrued expenses ...............................          58,254          23,069
                                                      -------------    ------------
        Total liabilities .........................         184,324         310,665
                                                      -------------    ------------
NET ASSETS ........................................   $ 120,772,225    $ 26,305,050
                                                      =============    ============
   Net asset value, offering and redemption price
     per share ($120,772,225/9,773,751 and
     $26,305,050/2,210,552 shares outstanding;
     respectively; 25,000,000,000 shares
     (par value $.0001) authorized) ...............   $       12.36    $      11.90
                                                      =============    ============
COMPONENTS OF NET ASSETS
   Paid-in capital ................................   $ 123,664,912    $ 24,820,527
   Undistributed net investment income ............              --         565,497
   Accumulated net realized gain (loss) on
     investment transactions ......................     (10,717,530)      1,820,214
   Net unrealized appreciation (depreciation)
     of investments ...............................       7,824,843        (901,188)
                                                      -------------    ------------
      Net assets ..................................   $ 120,772,225    $ 26,305,050
                                                      =============    ============

See Notes to Financial Statements.

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

STATEMENTS OF OPERATIONS
Year Ended September 30, 1999
--------------------------------------------------------------------------------

                                                              Cornerstone     Cornerstone
                                                              Growth Fund     Value Fund
                                                              -----------     -----------
INVESTMENT INCOME
   Income
      Dividends (net of foreign withholding tax
       of $0 and $23,142, respectively) ..................    $   215,083     $  968,020
      Interest ...........................................         19,383          8,380
      Income from securities lending .....................        100,580        122,728
                                                              -----------     ----------
        Total income .....................................        335,046      1,099,128
                                                              -----------     ----------
   Expenses (Note 3)
      Advisory fees ......................................        783,280        204,286
      Transfer agent fees ................................        104,413         32,449
      Administration fees ................................        101,802         37,053
      Custodian fees .....................................         65,999         26,647
      Registration fees ..................................         49,446         20,878
      Accounting fees ....................................         28,425         21,768
      Professional fees ..................................         37,233         11,794
      Reports to shareholders ............................         21,999         10,001
      Insurance fees .....................................          9,373          2,218
      Directors' fees ....................................          7,399          7,399
      Other ..............................................          6,671          3,114
      Amortization of deferred organization costs ........          5,038          5,038
                                                              -----------     ----------
        Total expenses ...................................      1,221,078        382,645
                                                              -----------     ----------
Net investment income (loss) .............................       (886,032)       716,483
                                                              -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized gain (loss) from security transactions      (1,597,353)     2,269,047
      Net change in unrealized appreciation of investments     25,593,050        553,549
                                                              -----------     ----------
        Net realized and unrealized gain on investments ..     23,995,697      2,822,596
                                                              -----------     ----------
Net Increase in Net Assets Resulting from Operations .....    $23,109,665     $3,539,079
                                                              ===========     ==========

See Notes to Financial Statements.

14

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 Cornerstone Growth Fund                Cornerstone Value Fund
                                          --------------------------------------  --------------------------------------
                                              Year Ended          Year Ended          Year Ended          Year Ended
                                          September 30, 1999  September 30, 1998  September 30, 1999  September 30, 1998
                                          ------------------  ------------------  ------------------  ------------------
INCREASE IN NET ASSETS FROM
OPERATIONS
 Net investment income (loss)                $    (886,032)      $   (665,794)       $    716,483        $    437,383
 Net realized gain (loss) from security
   transactions ........................        (1,597,353)        (1,821,292)          2,269,047             561,340
 Net change in unrealized appreciation
   (depreciation) on investments                25,593,050        (27,903,738)            553,549          (2,626,376)
                                             -------------       ------------        ------------        ------------
   Net increase (decrease) in net
     assets resulting from
     operations ........................        23,109,665        (30,390,824)          3,539,079          (1,627,653)
                                             -------------       ------------        ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income ............                --                 --            (511,737)           (231,740)
 Net realized gains from security
   transactions ........................                --         (7,364,392)         (1,009,259)             (2,470)
                                             -------------       ------------        ------------        ------------
                                                         0         (7,364,392)         (1,520,996)           (234,210)
                                             -------------       ------------        ------------        ------------
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets derived from
   capital share transactions(a)                17,283,911         26,875,315           2,360,574          10,318,880
                                             -------------       ------------        ------------        ------------
   Total increase (decrease) in net
     assets                                     40,393,576        (10,879,901)          4,378,657           8,457,017
NET ASSETS
Beginning of year                               80,378,649         91,258,550          21,926,393          13,469,376
                                             -------------       ------------        ------------        ------------
End of year (including undistributed net
 investment income (loss) of $0, $0,
 $565,497, and $360,751,
 respectively)                               $ 120,772,225       $ 80,378,649        $ 26,305,050        $ 21,926,393
                                             =============       ============        ============        ============

See Notes to Financial Statements.

                      O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS, continued
--------------------------------------------------------------------------------
(a) A summary of capital share transactions is as follows:
--------------------------------------------------------------------------------

                                           Year Ended                   Year Ended
Cornerstone Growth Fund                September 30, 1999           September 30, 1998
-------------------------------------------------------------------------------------------
                                      Shares         Value         Shares         Value
                                    ----------    ------------   ----------    ------------
    Shares sold .................    7,152,440    $ 82,058,831    9,244,626    $116,802,209
    Shares issued on reinvestment
      of distributions ..........            0               0      631,833       7,164,991
    Shares redeemed .............   (5,777,646)    (64,774,920)  (7,444,063)    (97,091,885)
                                    ----------    ------------   ----------    ------------
    Net increase ................    1,374,794    $ 17,283,911    2,432,396    $ 26,875,315
                                    ==========    ============   ==========    ============

                                           Year Ended                   Year Ended
Cornerstone Value Fund                 September 30, 1999           September 30, 1998
-------------------------------------------------------------------------------------------
                                      Shares          Value         Shares         Value
                                    ----------    ------------    ----------    -----------
    Shares sold .................    1,924,794    $ 23,974,199   1,691,812    $ 20,010,395
    Shares issued on reinvestment
      of distributions ..........      124,352       1,412,633      19,959         226,714
    Shares redeemed .............   (1,861,996)    (23,026,258)   (859,354)     (9,918,229)
                                    ----------    ------------   ---------    ------------
    Net increase ................      187,150    $  2,360,574     852,417    $ 10,318,880
                                    ==========    ============   =========    ============

See Notes to Financial Statements.

16

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Cornerstone Growth Fund
                                           -------------------------------------------------
                                                    Year Ended             November 1, 1996*
                                           -----------------------------        through
                                           September 30,   September 30,     September 30,
                                               1999            1998              1997
                                           -------------   -------------     -------------
Net asset value, beginning of period ....    $  9.57          $ 15.30           $10.00
                                             -------          -------           ------
Income from investment operations:
  Net investment income (loss)...........      (0.09)           (0.07)           (0.02)
  Net realized and unrealized
   gain (loss) on investments.. .........       2.88            (3.88)            5.32
                                             -------          -------           ------
Total from investment operations.........       2.79            (3.95)            5.30
                                             -------          -------           ------
Less distributions:
  From net investment income.............         --               --               --
  From net realized gains................                       (1.78)              --
                                                              -------           ------
                                                  --            (1.78)              --
                                             -------          -------           ------
Net asset value, end of period...........    $ 12.36          $  9.57           $15.30
                                             =======          =======           ======
Total return ............................      29.15%          (27.63%)          53.05%**
Ratios/supplemental data:
Net assets, end of period
 (millions) .............................    $ 120.8          $  80.4           $ 91.3
Ratio of expenses to average net
 assets:
  Before expense reimbursement...........       1.15%            1.16%            1.63%++
  After expense reimbursement............       1.15%            1.16%            1.56%++
Ratio of net investment (loss) income to
 average net assets:
  Before expense reimbursement...........      (0.84%)          (0.86%)          (1.19%)++
  After expense reimbursement............      (0.84%)          (0.86%)          (1.12%)++
Portfolio turnover rate..................     125.19%          119.98%           15.52%


                                                        Cornerstone Value Fund
                                           -------------------------------------------------
                                                    Year Ended             November 1, 1996*
                                           -----------------------------        through
                                           September 30,   September 30,     September 30,
                                               1999            1998              1997
                                           -------------   -------------     -------------

Net asset value, beginning of period.....     $ 10.84         $11.50            $10.00
                                              -------         ------            ------
Income from investment operations:
  Net investment income (loss)...........        0.33           0.21              0.15
  Net realized and unrealized
   gain (loss) on investments............        1.49          (0.70)             1.37
                                              -------         ------            ------
Total from investment operations.........        1.82          (0.49)             1.52
                                              -------         ------            ------
Less distributions:
  From net investment income.............       (0.26)         (0.17)            (0.02)
  From net realized gains................       (0.50)           --                --
                                              -------         ------            ------
                                                (0.76)         (0.17)            (0.02)
                                              -------         ------            ------
Net asset value, end of period...........     $ 11.90         $10.84            $11.50
                                              =======         ======            ======
Total return  ...........................       17.12%         (4.32%)           15.21%**
Ratios/supplemental data:
Net assets, end of period
 (millions)..............................     $ 26.3          $ 21.9            $ 13.5 **
Ratio of expenses to average net
 assets:
  Before expense reimbursement...........        1.38%          1.45%             2.66%++
  After expense reimbursement.. .........        1.38%          1.45%             1.85%++
Ratio of net investment (loss) income to
 average net assets:
  Before expense reimbursement...........        2.58%          2.12%             1.93%++
  After expense reimbursement............        2.58%          2.12%             2.73%++
Portfolio turnover rate..................      122.79%         51.56%             2.01%

*    Commencement of operations.
**   Not Annualized.
++   Annualized.

See Notes to Financial Statements.

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 1999
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION

     The O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund (the "Funds") are each a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Funds began operations on November 1, 1996.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Funds' investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

     D. DEFERRED ORGANIZATION COSTS: The Funds have each incurred expenses of $25,191 in connection with their organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3--INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the year ended September 30, 1999, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee from each Fund at the annual rate of 0.74 % based upon the average daily net assets of the Funds.

18

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 1999, Continued
--------------------------------------------------------------------------------

     The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Funds or reimburse the Funds to the extent necessary to limit each Fund's aggregate annual operating expenses to 2.00% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or reimbursement of Fund expenses, which are the Fund's obligation, are subject to recapture by the Advisor provided the Fund is able to effect such recapture while keeping total operating expenses at or below the annual expense cap. No recapture will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. No reimbursed expenses were subject to recapture by the Advisor from the Cornerstone Growth Fund for the year ended September 30, 1999. Cumulative reimbursed expenses subject to recapture by the Advisor from Cornerstone Growth Fund and Cornerstone Value Fund totaled $8,879 and $46,300, respectively, at September 30, 1999.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

Under $100 million--0.10% of average daily net assets, subject to a minimum fee of $40,000 annually
$100 to $200 million--0.05% of average daily net assets
Over $200 million--0.03% of average daily net assets

     Prior to January 5, 1999, the administration fee for the Cornerstone Value Fund was subject to a $10,000 annual minimum fee. Effective October 1, 1999, the administration fee for Cornerstone Growth Fund and Cornerstone Value Fund is 0.10% of the first $200 million of average net assets and 0.03% of average net assets in excess of $200 million.

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Funds are also officers and/or directors of the Administrator and the Distributor.

NOTE 4--PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Growth Fund were $149,073,701 and $133,425,961, respectively.

     For the year ended September 30, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Cornerstone Value Fund were $34,821,256 and $33,499,269, respectively.

                     O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 1999, Continued
--------------------------------------------------------------------------------

NOTE 5--SECURITIES LENDING

     At September 30, 1999, the Cornerstone Growth Fund and Cornerstone Value Fund, respectively, loaned securities valued at $12,032,000 and $2,973,000 to certain brokers, dealers and other financial institutions who pay the Funds negotiated lenders' fees. For collateral, the Funds received $12,273,400 and $3,032,900, respectively, an amount equal to 102% of the market value of the loaned securities, marked-to-market daily. The risks to the Funds, of lending their securities, include delay in recovery of securities loaned or loss of rights in the collateral should the borrower of the securities fail financially.

NOTE 6--INCOME TAXES

     At September 30, 1999,  the cost of  securities  for income tax purposes in
the  Cornerstone   Growth  Fund  was  approximately   $113,494,486.   Unrealized
appreciation and depreciation of securities were as follows:

            Gross unrealized appreciation...........  $  24,616,891
            Gross unrealized depreciation...........    (17,333,787)
                                                      -------------
            Net unrealized appreciation.............  $   7,283,104
                                                      =============

     At September 30, 1999,  the cost of  securities  for income tax purposes in
the   Cornerstone   Value  Fund  was   approximately   $27,389,652.   Unrealized
appreciation and depreciation of securities were as follows:

            Gross unrealized appreciation...........  $  2,794,408
            Gross unrealized depreciation...........    (4,234,825)
                                                      ------------
            Net unrealized depreciation.............  $ (1,440,417)
                                                      ============

     Net realized capital losses differ for financial statement and tax purposes primarily due to differing tax treatment of wash sales.

     At September 30, 1999, Cornerstone Growth Fund had tax basis capital losses of $8,200,000, which may be carried over to offset future capital gains. Such losses expire September 30, 2007.

     At September 30, 1999, Cornerstone Growth Fund has deferred capital losses occurring subsequent to October 31, 1998 of $1,900,000. For tax purposes, such losses will be reflected in the year ending September 30, 2000.

NOTE 7--SUBSEQUENT EVENTS

     At a special meeting held on October 18, 1999, the Board of Directors of O'Shaughnessy Funds, Inc. determined that it would be in the best interest of Fund shareholders to merge the O'Shaughnessy Aggressive Growth Fund with O'Shaughnessy Cornerstone Growth Fund, and the O'Shaughnessy Dogs of the Market Fund with the O'Shaughnessy Cornerstone Value Fund. Under the proposal, shares of the O'Shaughnessy Aggressive Growth Fund would be exchanged for shares of the O'Shaughnessy Cornerstone Growth Fund, and shares of the O'Shaughnessy Dogs of the Market Fund would be exchanged for shares of the O'Shaughnessy Cornerstone Value Fund if approved at a forthcoming meeting of the shareholders. It is anticipated that such an exchange would be done on a tax-free basis.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of O'Shaughnessy Cornerstone Growth Fund and
O'Shaughnessy Cornerstone Value Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund (two of the series of O'Shaughnessy Funds, Inc., hereafter referred to as the "Funds") at September 30, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended September 30, 1998 including the financial highlights for the year then ended and the period from November 1, 1996 (commencement of operations) to September 30, 1997, were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
New York, New York
October 22, 1999

                       CHANGE IN INDEPENDENT ACCOUNTANT

On August 13, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.

                    INVESTMENT ADVISOR
                      O'Shaughnessy Capital Management, Inc.
                      35 Mason Street
                      Greenwich, Connecticut 06830


                    ADMINISTRATOR
                      Investment Company Administration, LLC
                      4455 E. Camelback Road, Suite 261 E
                      Phoenix, Arizona 85018


                    DISTRIBUTOR
                      First Fund Distributors, Inc.
                      4455 E. Camelback Road, Suite 261 E
                      Phoenix, Arizona 85018


                    TRANSFER AGENT
                      Firstar Mutual Fund Services, LLC
                      615 E. Michigan Street
                      Milwaukee, Wisconsin 53202


                    INDEPENDENT AUDITOR
                      PricewaterhouseCoopers LLP
                      1177 Avenue of the Americas
                      New York, New York 10036


                    LEGAL COUNSEL
                      Swidler Berlin Shereff Friedman, LLP
                      919 Third Avenue
                      New York, New York 10022


This report is intended for shareholders of O'Shaughnessy Cornerstone Growth Fund and O'Shaughnessy Cornerstone Value Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be more or less than their original cost. Statements and other information herein are dated and are subject to change.

                         [O'SHAUGHNESSY FUNDS INC. LOGO]



                                                                        BUILDING
                                                                   NEW STANDARDS
                                                                  FOR INVESTMENT
                                                                         SUCCESS

                           DOGS OF THE MARKET(TM) FUND

                                  ANNUAL REPORT
                               SEPTEMBER 30, 1999

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND


November 21, 1999

Dear Fellow Shareholders,

Enclosed is the annual report for the O'Shaughnessy Dogs of the Market Fund. The report contains financial statements for the Fund during the year ended September 30, 1999, as well as the Fund's portfolio on that date. For the one-year period ended September 30, 1999 our Dogs of the Market Fund had a return of 10.36%.

Although the Dogs of the Market Fund held its value better than the overall market during the correction in October of 1998, the subsequent market recovery was led by growth and technology companies. The Fund currently doesn't own many of these stocks, since they pay little or no dividend, and it did not have a particularly strong year as a result. However, we remain committed to the wisdom of the long-term efficacy of high yield investing for more conservative investors.

Those of you who were shareholders a year ago may recall the turbulence we faced during the third quarter of 1998, and the challenge this presented to staying the course. In my letter then, I reminded you to remain focused on the long-term, because I strongly believe that's where the biggest rewards lay for patient, intelligent investors.

As I've said many times before, focusing on the short-term is a dangerous and destructive investment habit, which usually leads to unnecessary despair in downturns and often-unrealistic optimism in rising markets. To focus only on the performance of the Dogs of the Market Fund over the past year means missing the forest for the trees: remember that between 1974 and 1998, the Dogs of the Market Strategy compounded at an annual rate of 19.49%, while the S&P 500 compounded at 17.09% over the same period. To stay the course, we must constantly remind ourselves of our goals, and why we're investing in the first place--usually for our retirement or our children's education. In most circumstances, these are events that are at least five to ten years away.

As you may know, the O'Shaughnessy Funds' Board of Directors recently approved a reorganization plan where the Dogs of the Market Fund will be merged into the Cornerstone Value Fund. While we had hoped that the Fund would grow to a size large enough to permit it to be economically viable, this growth hasn't materialized. We and the Board have concluded that a merger of the Fund into the larger Cornerstone Value Fund, with a similar investment objective and a lower expense ratio, will be in the best interest of shareholders. A proxy statement detailing the proposal will be sent out within a few weeks, and I encourage you to review the statement and vote on the matter.

2

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

As always, I hope that together, we can reach our long-term goals by staying the course and sticking with our time-tested investment strategies.


Sincerely,


/s/ James P. O'Shaughnessy
James P. O'Shaughnessy

The S&P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Indexes do not incur expenses and are not available for investment. The Fund's average annual total return from inception on November 1, 1996 through September 30, 1999 was 10.01%.

Performance figures of the Fund, Strategy and indexes referenced represent past performance and are not indicative of future performance of the Fund, Strategy or the indexes. Share values will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ. Member NASD.

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

 Comparison of the change in value of a $10,000 investment in the O'Shaughnessy
  Dogs of The Market Fund versus the S&P 500 Composite Stock Price Index, the
       Lipper Multi-Cap Value Index and the Dow Jones Industrial Average

              O'Shaughnessy Dogs  S & P 500 Composite  Lipper Multi-Cap      Dow Jones
              of The Market Fund   Stock Price Index      Value Index    Industrial Average
              ------------------   -----------------      -----------    ------------------
1-Nov-96           10,000               10,000              10,000            10,000
31-Dec-96          10,032               10,560              10,629            10,745
31-Mar-97          10,072               10,842              10,809            11,027
30-Jun-97          11,223               12,729              12,264            12,907
30-Sep-97          11,974               13,684              13,490            13,426
31-Dec-97          12,624               14,080              13,490            13,425
31-Mar-98          13,629               16,041              15,031            15,000
30-Jun-98          13,396               16,570              14,765            15,322
30-Sep-98          12,063               14,921              12,520            13,491
31-Dec-98          13,773               18,119              14,370            15,864
31-Mar-99          12,808               19,023              14,474            16,981
30-Jun-99          14,693               20,366              16,184            19,109
30-Sep-99          13,312               19,093              14,444            18,079

Past performance is not predictive of future performance.

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The Lipper Multi-Cap Value index is comprised of mutual funds that invest in a variety of market capitalization ranges, without concentrating 75% or more of net assets in any one capitalization range over an extended period of time and have a below average price-to-earning ratio, price-to-book ratio and three year growth figure. The Dow Jones Industrial Average tracks the performance of 30 blue-chip stocks. The indices are unmanaged and include reinvested dividends.

4

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

TOP TEN PORTFOLIO HOLDINGS AT SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
                                                           Percent of Net Assets
--------------------------------------------------------------------------------
      1) Nalco Chemical Company.............................       6.35%

      2) Minnesota Mining and Manufacturing Company.........       4.45%

      3) Royal Dutch Petroleum Company--ADR.................       4.13%

      4) Caterpillar Inc....................................       3.99%

      5) ALLTELL Corporation................................       3.93%

      6) Johnson Controls, Inc..............................       3.85%

      7) E. I. du Pont de Nemours and Company...............       3.81%

      8) Chevron Corporation................................       3.76%

      9) Kellogg Company....................................       3.74%

     10) J.P. Morgan & Co., Incorporated....................       3.67%

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
 Shares   COMMON STOCKS: 99.70%                                     Market Value
--------------------------------------------------------------------------------
          AUTO MANUFACTURERS: 3.09%
  8,700   General Motors Corporation.............................   $   547,556
                                                                    -----------
          AUTO PARTS & EQUIPMENT: 6.76%
 30,300   Cooper Tire & Rubber Company...........................       534,038
  6,289   Delphi Automotive Systems..............................       101,017
 11,700   The Goodyear Tire & Rubber Company.....................       563,063
                                                                    -----------
                                                                      1,198,118
                                                                    -----------
          BANKS: 3.67%
  5,700   J.P. Morgan & Co., Incorporated........................       651,225
                                                                    -----------
          CHEMICALS: 12.74%
 15,700   Air Products and Chemicals.............................       456,281
 11,100   E. I. du Pont de Nemours and Company...................       675,712
 22,300   Nalco Chemical Company.................................     1,126,150
                                                                    -----------
                                                                      2,258,143
                                                                    -----------
          CONSUMER PRODUCTS: 2.17%
 14,900   American Greetings Corporation.........................       383,675
                                                                    -----------
          COSMETICS/PERSONAL CARE: 2.65%
 13,600   International Flavors & Fragrances, Inc................       469,200
                                                                    -----------
          DISTRIBUTION/WHOLESALE: 2.77%
 18,500   Genuine Parts Company..................................       491,406
                                                                    -----------
          ELECTRICAL COMPONENT & EQUIPMENT: 3.57%
 10,000   Emerson Electric.......................................       631,875
                                                                    -----------
          ELECTRONICS: 3.85%
 10,300   Johnson Controls, Inc..................................       683,019
                                                                    -----------
          FOOD: 14.23%
 11,400   Bestfoods..............................................       552,900
 19,200   ConAgra, Inc...........................................       433,200
 10,700   H.J. Heinz Company.....................................       460,100
 17,700   Kellogg Company........................................       662,644
 13,900   Winn-Dixie Stores, Inc.................................       412,656
                                                                    -----------
                                                                      2,521,500
                                                                    -----------

6

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1999, CONTINUED
--------------------------------------------------------------------------------
 Shares                                                             Market Value
--------------------------------------------------------------------------------
          HOUSEWARES: 2.35%
 14,600   Newell Rubbermaid, Inc.................................   $   417,013
                                                                    -----------
          MACHINERY--CONSTRUCTION & MINING: 3.99%
 12,900   Caterpillar Inc........................................       707,081
                                                                    -----------
          MISCELLANEOUS MANUFACTURING: 10.98%
  8,600   Eastman Kodak Company..................................       648,762
  8,200   Minnesota Mining and Manufacturing Company.............       787,713
 16,100   National Service Industries, Inc.......................       507,150
                                                                    -----------
                                                                      1,943,625
                                                                    -----------
          OIL & GAS PRODUCERS: 11.49%
  7,500   Chevron Corporation....................................       665,625
  8,400   Exxon Corporation......................................       637,875
 12,400   Royal Dutch Petroleum Company--ADR.....................       732,375
                                                                    -----------
                                                                      2,035,875
                                                                    -----------
          PACKAGING & CONTAINERS: 3.08%
 16,100   Bemis Company..........................................       545,387
                                                                    -----------
          RETAIL: 3.09%
 15,050   The May Dept Stores Company............................       548,384
                                                                    -----------
          TELEPHONE: 3.93%
  9,900   ALLTELL Corporation....................................       696,712
                                                                    -----------
          TOBACCO: 5.29%
 11,700   Philip Morris Companies Inc............................       399,994
 17,800   UST, Inc...............................................       537,338
                                                                    -----------
                                                                        937,332
                                                                    -----------
          Total Investment in Securities
          (cost $18,470,326): 99.70%.............................    17,667,126
          Other Assets less Liabilities: 0.30% ..................        53,965
                                                                    -----------
          TOTAL NET ASSETS: 100.0%...............................    17,721,091
                                                                    ===========

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
ASSETS
  Investments in securities, at value
    (identified cost $18,470,326)................................   $17,667,126
  Receivables:
    Portfolio securities sold....................................       341,560
    Fund shares sold.............................................         5,456
    Dividends....................................................        47,527
  Deferred organization costs....................................        10,533
  Prepaid expenses and other.....................................        20,789
                                                                    -----------
      Total assets...............................................    18,092,991
                                                                    -----------
LIABILITIES
  Payables:
    Fund shares repurchased......................................        35,277
    Advisory fee.................................................         2,908
    Administration fee...........................................         1,606
    Funds advanced by custodian..................................       317,354
  Accrued expenses...............................................        14,755
                                                                    -----------
      Total liabilities..........................................       371,900
                                                                    -----------
NET ASSETS.......................................................   $17,721,091
                                                                    ===========
  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    ($17,721,091/1,459,090 shares outstanding; 25,000,000,000
    shares (par value $.0001) authorized)........................   $     12.15
                                                                    ===========
COMPONENTS OF NET ASSETS
  Paid-in capital................................................   $16,971,347
  Undistributed net investment income............................       271,390
  Undistributed net realized gain on investment transactions.....     1,281,554
  Net unrealized depreciation of investments.....................      (803,200)
                                                                    -----------
    Net assets...................................................   $17,721,091
                                                                    ===========

See Notes to Financial Statements.

8

                   O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Dividends (net of foreign withholding tax of $6,544).........   $   567,835
    Interest.....................................................         2,862
    Other........................................................        24,237
                                                                    -----------
      Total income...............................................       594,934
                                                                    -----------
  Expenses (Note 3):
    Advisory fees................................................       164,117
    Administration fees..........................................        32,127
    Transfer agent fees..........................................        26,293
    Registration fees............................................        25,793
    Reports to shareholders......................................        21,999
    Accounting fees..............................................        20,985
    Custodian fees...............................................        16,315
    Professional fees............................................         9,794
    Directors' fees..............................................         7,399
    Amortization of deferred organization costs..................         5,037
    Other........................................................         5,052
                                                                    -----------
      Total expenses.............................................       334,911
      Less: expense reimbursement (Note 3).......................       (92,281)
                                                                    -----------
      Net expenses...............................................       242,630
                                                                    -----------
        NET INVESTMENT INCOME....................................       352,304
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain from security transactions.................     1,470,454
    Net change in unrealized appreciation of investment..........       694,626
                                                                    -----------
      Net realized and unrealized gain on investments............     2,165,080
                                                                    -----------
        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....   $ 2,517,384
                                                                    ===========

See Notes to Financial Statements.

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------
                                                                     Year Ended           Year Ended
                                                                 September 30, 1999   September 30, 1998
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income............................................   $   352,304          $   208,847
Net realized gain on security transactions.......................     1,470,454              408,727
Net change in unrealized appreciation (depreciation)
  of investments.................................................       694,626           (1,760,280)
                                                                    -----------          -----------
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS............................................     2,517,384           (1,142,706)
                                                                    -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income............................................      (274,381)             (69,959)
Net realized gains from security transactions....................      (597,939)            (443,982)
                                                                    -----------          -----------
                                                                       (872,320)            (513,941)
                                                                    -----------          -----------
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital
  share transactions(a)..........................................    (6,551,183)          17,035,794
                                                                    -----------          -----------
    TOTAL INCREASE (DECREASE) IN NET ASSETS......................    (4,906,119)          15,379,147

NET ASSETS.......................................................
Beginning of year................................................    22,627,210            7,248,063
                                                                    -----------          -----------
END OF YEAR (including undistributed net investment income of
  $271,390 and $193,467, respectively)...........................   $17,721,091          $22,627,210
                                                                    ===========          ===========

(a) A summary of capital share transactions is as follows:

----------------------------------------------------------------------------------------------
                                              Year Ended                    Year Ended
                                          September 30, 1999            September 30, 1998
----------------------------------------------------------------------------------------------
                                        Shares          Value         Shares          Value
----------------------------------------------------------------------------------------------
Shares sold........................       959,418    $12,044,414      2,072,680    $25,664,085
Shares issued on reinvestment
  of distributions.................        62,336        784,885         42,247        504,011
Shares redeemed....................    (1,546,861)   (19,380,482)      (736,926)    (9,132,302)
                                      -----------    -----------    -----------    -----------
Net increase (decrease)............      (525,107)   $(6,551,183)     1,378,001    $17,035,794
                                      ===========    ===========    ===========    ===========

See Notes to Financial Statements.

10

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

FINANCIAL HIGHLIGHTS

(FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

-------------------------------------------------------------------------------------------------------
                                                                                      November 1, 1996*
                                               Year Ended           Year Ended            through
                                           September 30, 1999   September 30, 1998   September 30, 1997
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......   $     11.40          $     11.96          $     10.00
                                              -----------          -----------          -----------
Income from investment operations:
    Net investment income..................          0.23                 0.10                 0.10
    Net realized and unrealized gain on
      investments..........................          0.97                 0.02                 1.87
                                              -----------          -----------          -----------
Total from investment operations...........          1.20                 0.12                 1.97
                                              -----------          -----------          -----------
Less distributions:
    From net investment income.............         (0.14)               (0.09)               (0.01)
    From net realized gains................         (0.31)               (0.59)                0.00
                                              -----------          -----------          -----------
Total distributions........................         (0.45)               (0.68)               (0.01)
                                              -----------          -----------          -----------
Net asset value, end of period.............   $     12.15          $     11.40          $     11.96
                                              ===========          ===========          ===========
TOTAL RETURN...............................         10.36%                0.74%               19.74%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions).......   $      17.7          $      22.6          $       7.2
Ratio of expenses to average net assets:
    Before expense reimbursement...........          1.50%                1.46%                4.28%++
    After expense reimbursement............          1.09%                1.46%                1.99%++
Ratio of net investment income (loss)
  to average net assets:
    Before expense reimbursement...........          1.17%                1.24%               (0.51%)++
    After expense reimbursement............          1.58%                1.24%                1.78%++
Portfolio turnover rate....................         63.31%               44.35%              118.44%

* Commencement of operations.
** Not Annualized.
++ Annualized.

See Notes to Financial Statements.

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1999
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

The O'Shaughnessy Dogs of the Market(TM) Fund (the "Fund") is a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on November 1, 1996.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

     D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $25,191 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.


NOTE 3 -- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the year ended September 30, 1999, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.74 % based upon the average daily net assets of the Fund.

12

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 1999, CONTINUED
--------------------------------------------------------------------------------

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.09% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or reimbursement of Fund expenses, which are the Fund's obligation, are subject to recapture by the Advisor provided the Fund is able to effect such recapture while keeping total operating expenses at or below the annual expense cap. No recapture will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. For the year ended September 30, 1999, the Advisor reimbursed the Fund in the amount of $92,281. Cumulative reimbursed expenses subject to recapture by the Advisor totaled $163,480 at September 30, 1999. Effective October 1, 1999, the expense cap was eliminated.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

     Under $200 million -- 0.10% of average daily net assets
     Over $200 million -- 0.03% of average daily net assets

     Prior to July 1, 1999 the administration fee was 0.10% of the first $100 million of average net assets; 0.05% of the next $100 million of average net assets; and 0.03% of average net assets in excess of $200 million. The administration fee was subject to an annual minimum of $10,000 from October 1, 1998 to January 4, 1999 and $40,000 from January 5, 1999 to June 30, 1999.
Effective July 1, 1999 there is no minimum fee.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 -- PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $13,945,945 and $20,981,238, respectively.

NOTE 5 -- SECURITIES LENDING

     At September 30, 1999, securities valued at $1,623,000 were on loan from the Fund to certain brokers, dealers and other financial institutions who pay the Fund negotiated lenders' fees. For collateral, the Fund received $1,655,700, an amount equal to 102% of the market value of the loaned securities, marked-to-market daily. The risks to the Fund, of lending its securities, include delay in recovery of securities loaned or loss of rights in the collateral should the borrower of the securities fail financially.

                    O'SHAUGHNESSY DOGS OF THE MARKET(TM) FUND

--------------------------------------------------------------------------------

NOTE 6 -- INCOME TAXES

     At September 30, 1999,  the cost of securities  for income tax purposes was
approximately   $18,987,563.   Unrealized   appreciation   and  depreciation  of
securities were as follows:

     Gross unrealized appreciation...............................   $ 1,980,656
     Gross unrealized depreciation...............................    (3,301,093)
                                                                    -----------
     Net unrealized depreciation.................................   $(1,320,437)
                                                                    ===========

     Net realized capital gains differ for financial statements and tax purposes primarily due to differing tax treatment of wash sales.

NOTE 7 -- SUBSEQUENT EVENTS

     At a special meeting held on October 18, 1999, the Board of Directors determined that it would be in the best interest of Fund shareholders to merge the Fund with the O'Shaughnessy Cornerstone Value Fund. Under the proposal, shares of the Fund would be exchanged for shares of the O'Shaughnessy Cornerstone Value Fund if approved at a forthcoming meeting of the shareholders. It is anticipated that such an exchange would be done on a tax-free basis.

     Effective October 19, 1999, the Fund ceased offering new shares.

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholders of O'Shaughnessy Dogs of the Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of O'Shaughnessy Dogs of the Market Fund (one of the series of O'Shaughnessy Funds, Inc., hereafter referred to as the "Fund") at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended September 30, 1998 including the financial highlights for the year then ended and the period from November 1, 1996 (commencement of operations) to September 30, 1997, were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
New York, New York
October 22, 1999

                        CHANGE IN INDEPENDENT ACCOUNTANT


On August 13, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.

          INVESTMENT ADVISOR
               O'Shaughnessy Capital Management, Inc.
               35 Mason Street
               Greenwich, Connecticut 06830


          ADMINISTRATOR
               Investment Company Administration, LLC
               4455 E. Camelback Road, Suite 261 E
               Phoenix, Arizona 85018


          DISTRIBUTOR
               First Fund Distributors, Inc.
               4455 E. Camelback Road, Suite 261 E
               Phoenix, Arizona 85018


          TRANSFER AGENT
               Firstar Mutual Fund Services, LLC
               615 E. Michigan Street
               Milwaukee, Wisconsin 53202


          INDEPENDENT AUDITOR
               PricewaterhouseCoopers LLP
               1177 Avenue of the Americas
               New York, New York 10036


          LEGAL COUNSEL
               Swidler Berlin Shereff Friedman, LLP
               919 Third Avenue
               New York, New York 10022

This report is intended for shareholders of O'Shaughnessy Dogs of the Market(TM) Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be more or less than their original cost. Statements and other information herein are dated and are subject to change.

                        [O'SHAUGHNESSY FUNDS INC. LOGO]





                                                                 35 Mason Street
                                                    Greenwich, Connecticut 06830
                                                                     877-OSFUNDS
                                                                 www.osfunds.com

                         [O'SHAUGHNESSY FUNDS INC. LOGO]



                                                                        BUILDING
                                                                   NEW STANDARDS
                                                                  FOR INVESTMENT
                                                                         SUCCESS

                             AGGRESSIVE GROWTH FUND

                                  ANNUAL REPORT
                               SEPTEMBER 30, 1999

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

November 21, 1999


Dear Fellow Shareholders,

Enclosed is the annual report for the O'Shaughnessy Aggressive Growth Fund. The report contains financial statements for the Fund during the year ended September 30, 1999, as well as the Fund's portfolio on that date. For the one-year period ended September 30, 1999 our Aggressive Growth Fund had a return of 43.51%.

Obviously, we are pleased with the performance of Aggressive Growth over this past year. The market recovery in the fall of 1998 fueled the fund's performance, as it was 100% committed to equities when the market surged.

Those of you who were shareholders a year ago may recall the turbulence we faced during the third quarter of 1998, and the challenge this presented to staying the course. In my letter then, I reminded you to remain focused on the long-term, because I strongly believe that's where the biggest rewards lay for patient, intelligent investors.

As I've said many times before, focusing on the short-term is a dangerous and destructive investment habit, which usually leads to unnecessary despair in downturns and often-unrealistic optimism in rising markets. Investors focusing only on the performance of the Aggressive Growth Fund in August 1988 would be tempted to run for the hills--but that would mean missing its rebound and strong performance over the next 12 months. To stay the course, we must constantly remind ourselves of our goals, and why we're investing in the first place--usually for our retirement or our children's education. In most circumstances, these are events that are at least five to ten years away.

As you may know, the O'Shaughnessy Funds' Board of Directors recently approved a reorganization plan whereby the Aggressive Growth Fund is proposed to be merged into the Cornerstone Growth Fund. While we had hoped that the Fund would grow to a size large enough to permit it to be economically viable, this growth hasn't materialized. We and the Board have concluded that a merger of the Fund into the larger Cornerstone Growth Fund, with a similar investment objective and a lower expense ratio, will be in the best interest of shareholders. A proxy statement detailing the proposal will be sent out within a few weeks, and I encourage you to review the statement and vote on the matter.

As always, I hope that together, we can reach our long-term goals by staying the course and sticking with our time-tested investment strategies.

Sincerely,

/s/ James P. O'Shaughnessy

James P. O'Shaughnessy


The Fund's average annual total return from inception on November 1, 1996 through September 30, 1999 was 16.10%. Performance figures of the Fund represent past performance and are not indicative of future performance. Share value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original investment.

The Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ. Member NASD.

2

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

 Comparison of the change in value of a $10,000 investment in the O'Shaughnessy
   Aggressive Growth Fund versus the S&P 500 Composite Stock Price Index, the
          Lipper Multi-Cap Growth Index and the NASDAQ Composite Index

                 O'Shaughnessy                  Lipper        NASDAQ
                   Aggressive                  Multi-Cap     Composite
                  Growth Fund     S&P 500    Growth Index      Index
                  -----------     -------    ------------      -----
      1-Nov-96       10,000       10,000       1,751.520       10,000
      31-Dec-96      10,410       10,560       1,817.851       10,569
      31-Mar-97       9,860       10,842       1,756.959       10,002
      30-Jun-97      11,440       12,729       2,040.188       11,806
      30-Sep-97      14,290       13,684       2,304.171       13,800
      31-Dec-97      12,732       14,080       2,235.050       12,856
      31-Mar-98      14,409       16,041       2,550.200       15,028
      30-Jun-98      13,840       16,570       2,609.296       15,512
      30-Sep-98      10,903       14,921       2,223.960       13,867
      31-Dec-98      13,784       18,119       2,789.278       17,951
      31-Mar-99      13,848       19,023       2,966.157       20,150
      30-Jun-99      15,990       20,366       3,187.931       21,989
      30-Sep-99      15,647       19,093       3,067.250       22,482

Past performance is not predictive of future performance.

The S&P 500 is a broad market-weighted average of U.S. blue-chip companies. The Lipper Multi-Cap Growth index is comprised of mutual funds that invest in a variety of market capitalization ranges, without concentrating 75% or more of net assets in any one capitalization range over an extended period of time and have an above average price-to-earning ratio, price-to-book ratio and three year growth figure. The NASDAQ Composite tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign common stocks and ADR's. The indices are unmanaged and include reinvested dividends.
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                                                                               3

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

TOP TEN PORTFOLIO HOLDINGS at September 30, 1999
--------------------------------------------------------------------------------
                                                 Percent of Net Assets
--------------------------------------------------------------------------------

             1) Symantec Corp. ......................   2.79%
             2) Lands' End, Inc. ....................   2.75%
             3) Apple Computer, Inc. ................   2.74%
             4) Sun Microsystems, Inc. ..............   2.66%
             5) Hambrecht & Quist Group .............   2.64%
             6) QUALCOM Incorporated  ...............   2.63%
             7) Titan Corp. .........................   2.59%
             8) EMC Corp. ...........................   2.57%
             9) PE Corp--PE Biosystems Group ........   2.48%
            10) Biogen, Inc. ........................   2.45%
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4

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

           PORTFOLIO OF INVESTMENTS at September 30, 1999
--------------------------------------------------------------------------------
 Shares   COMMON STOCKS: 97.36%                                    Market Value
--------------------------------------------------------------------------------

          AEROSPACE AIRCRAFT: 4.51%
   5,500  Boeing Company ........................................   $   234,437
  22,100  Titan Corp.* ..........................................       317,688
                                                                    -----------
                                                                        552,125
                                                                    -----------
          APPAREL: 5.81%
   7,100  Jones Apparel Group, Inc.* ............................       204,125
   5,100  Lands' End, Inc.* .....................................       336,600
   9,350  Quicksilver, Inc.* ....................................       170,638
                                                                    -----------
                                                                        711,363
                                                                    -----------
          BANK: 1.59%
   1,700  J.P. Morgan & Company, Inc. ...........................       194,225
                                                                    -----------
          BIOTECHNOLOGY: 2.45%
   3,800  Biogen, Inc.* .........................................       299,487
                                                                    -----------
          BUSINESS: 2.18%
   5,400  Jabil Cricuit, Inc.* ..................................       267,300
                                                                    -----------
          COMPUTERS: 7.82%
   5,300  Apple Computer, Inc.* .................................       335,556
   3,700  Lexmark International Group, Inc.* ....................       297,850
   3,500  Sun Microsystems, Inc.* ...............................       325,500
                                                                    -----------
                                                                        958,906
                                                                    -----------
          DRUGS: 1.07%
   7,600  ICN Pharmaceuticals, Inc. .............................       130,625
                                                                    -----------
          ELECTRICAL EQUIPMENT: 1.48%
   4,300  Dycom Industries, Inc.* ...............................       181,406
                                                                    -----------
          ELECTRONIC: 6.40%
   4,200  PE Corp-PE Biosystems Group ...........................       303,450
  17,500  Sensormatic Electronics Corp.* ........................       222,031
   3,600  Solectron Corp.* ......................................       258,525
                                                                    -----------
                                                                        784,006
                                                                    -----------
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                                                                               5

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

          PORTFOLIO OF INVESTMENTS at September 30, 1999, Continued
--------------------------------------------------------------------------------
 Shares                                                            Market Value
--------------------------------------------------------------------------------

          ENERGY: 2.02%
   6,000  Enron Corp. ...........................................   $   247,500
                                                                    -----------
          ENGINEERING & CONSTRUCTION: 1.58%
   7,100  CDI Corp.* ............................................       193,919
                                                                    -----------
          ENTERTAINMENT & LEISURE: 6.33%
  26,465  Aztar Corp.* ..........................................       271,266
  11,500  Mandalay Resort Group* ................................       227,125
  11,900  Station Casinos, Inc.* ................................       276,675
                                                                    -----------
                                                                        775,066
                                                                    -----------
          HEALTHCARE: 1.96%
  14,300  Apria Healthcare Group, Inc.* .........................       239,525
                                                                    -----------
          HOME BUILDERS: 2.11%
  10,800  Winnebago Industries ..................................       258,525
                                                                    -----------
          HOSPITAL SUPPLY: 1.90%
  84,700  Laboratory Corporation of America Holdings* ...........       232,925
                                                                    -----------
          HOUSEHOLD PRODUCT: 1.63%
  13,800  Haverty Furniture Companies, Inc. .....................       200,100
                                                                    -----------
          INVESTMENT COMPANY: 4.32%
   7,500  Alliance Capital Management L.P. ......................       205,781
   6,600  Hambrecht & Quist Group* ..............................       322,987
                                                                    -----------
                                                                        528,768
                                                                    -----------
          MACHINERY -- AGRICULTURAL & CONSTRUCTION: 1.18%
   6,000  Astec Industries, Inc.* ...............................       144,750
                                                                    -----------
          MANUFACTURING: 1.76%
  16,200  Material Sciences Corp.* ..............................       215,662
                                                                    -----------
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6

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

        PORTFOLIO OF INVESTMENTS at September 30, 1999, Continued
--------------------------------------------------------------------------------
 Shares                                                            Market Value
--------------------------------------------------------------------------------

          MANUFACTURING/COMPUTER: 2.57%
   4,400  EMC Corp.* ............................................   $   314,325
                                                                    -----------
          MISCELLANEOUS: 3.49%
  19,000  Mentor Graphics Corp.* ................................       162,688
   3,900  Safeguard Scientifics, Inc. ...........................       265,200
                                                                    -----------
                                                                        427,888
                                                                    -----------
          POLUTION CONTROL: 1.41%
  13,700  Autonation, Inc.* .....................................       172,106
                                                                    -----------
          RETAIL: 12.70%
   5,300  American Eagle Outfitters, Inc.* ......................       256,719
   3,610  Best Buy Co., Inc.* ...................................       224,046
  39,900  Charming Shoppes* .....................................       204,488
   5,200  Circuit City Stores-Circuit City Group ................       219,375
   9,500  Claire's Sores, Inc. ..................................       157,344
   7,900  Michaels Stores, Inc.* ................................       233,050
   5,000  Tandy Corp. ...........................................       258,438
                                                                    -----------
                                                                      1,553,460
                                                                    -----------
          SEMICONDUCTOR: 2.23%
   5,300  LSI Logic Corp.* ......................................       272,950
                                                                    -----------
          SHOES: 2.30%
   7,200  Timberland Company, Class A* ..........................       281,250
                                                                    -----------
          SOFTWARE: 2.79%
   9,500  Symantec Corp.* .......................................       341,703
                                                                    -----------
          TELECOMMUNICATION: 6.63%
   1,700  QUALCOM Incorporated* .................................       321,619
   3,600  Tellabs, Inc.* ........................................       204,975
   1,200  Vodafone Airtouch PLC, ADR ............................       285,300
                                                                    -----------
                                                                        811,894
                                                                    -----------
          TRANSPORTATION: 1.86%
   4,900  Navistar International Corp.* .........................       227,850
                                                                    -----------

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------
  Shares                                                           Market Value
--------------------------------------------------------------------------------

           TRANSPORTATION/RAILROAD: 3.28%
   12,400  American Freightways Corp.*  .........................   $   225,525
    3,800  Kansas City Southern Industries, Inc.    .............       176,462
                                                                    -----------
                                                                        401,987
                                                                    -----------
           Total Investment in Securities
             (cost $11,003,051): 97.36% .........................    11,921,596
           Other Assets less Liabilities: 2.64%  ................       323,332
                                                                    -----------
           Total Net Assets: 100.0%  ............................   $12,244,928
                                                                    ===========

* Non-income producing securities.

See Notes to Financial Statements.

8

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at September 30, 1999
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at value (identified
     cost $11,003,051) ..........................................    $11,921,596
   Receivables:
      Portfolio securities sold .................................        219,044
      Fund shares sold ..........................................        181,478
      Dividends and interest ....................................          2,967
      From Investment Advisor ...................................          1,846
   Deferred organization costs ..................................         10,533
   Prepaid expenses and other ...................................         16,907
                                                                     -----------
        Total assets ............................................     12,354,371
                                                                     -----------
LIABILITIES
   Payables:
      Fund shares repurchased ...................................          5,907
      Administration fee ........................................          3,397
      Funds advanced by custodian ...............................         68,273
   Accrued expenses .............................................         31,866
                                                                     -----------
        Total liabilities .......................................        109,443
                                                                     -----------
NET ASSETS ......................................................    $12,244,928
                                                                     ===========
   Net asset value, offering and redemption price per share
      [$12,244,928/838,354 shares outstanding;
      25,000,000,000 shares (par value $.0001) authorized] ......    $     14.61
                                                                     ===========
COMPONENTS OF NET ASSETS
   Paid-in capital ..............................................    $10,751,911
   Undistributed net realized gain on investment transactions ...        574,472
   Net unrealized appreciation of investments ...................        918,545
                                                                     -----------
      Net assets ................................................    $12,244,928
                                                                     ===========

See Notes to Financial Statements.

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

STATEMENT OF OPERATIONS
Year Ended September 30, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Income:
      Dividends (net of foreign withholding tax of $357) ....       $    40,452
      Interest                                                            2,379
      Other                                                               4,677
                                                                    -----------
        Total income                                                     47,508
                                                                    -----------
   Expenses:
      Advisory fees (Note 3) ................................            74,894
      Administration fees (Note 3) ..........................            34,501
      Transfer agent fees ...................................            25,926
      Accounting fees                                                    21,314
      Registration fees                                                  19,778
      Custodian fees                                                     17,002
      Reports to shareholders                                            13,001
      Professional fees                                                  10,576
      Directors' fees                                                     7,399
      Amortization of deferred organization costs (Note 2-D)              5,038
      Other                                                               3,664
                                                                    -----------
        Total expenses ......................................           233,093
        Less: expense reimbursement (Note 3)                            (27,163)
                                                                    -----------
        Net expenses                                                    205,930
                                                                    -----------
Net investment loss .........................................          (158,422)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions                      802,788
      Net change in unrealized appreciation of investments ..         2,906,193
                                                                    -----------
        Net realized and unrealized gain on investments .....         3,708,981
                                                                    -----------
Net Increase in Net Assets Resulting from Operations ........       $ 3,550,559
                                                                    ===========

See Notes to Financial Statements.

10

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------
                                                      Year Ended          Year Ended
                                                  September 30, 1999  September 30, 1998
                                                  ------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment loss                                  $   (158,422)       $  (143,595)
Net realized gain from security transactions ....         802,788            613,829
Net change in unrealized appreciation
 (depreciation) on investments ..................       2,906,193         (2,932,394)
                                                     ------------        -----------
   Net increase (decrease) in net assets
    resulting from operations ...................       3,550,559         (2,462,160)
                                                     ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS
Net realized gains from security transactions ...        (527,839)          (104,043)
                                                     ------------        -----------
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital
 share transactions(a) ..........................         879,426          5,324,737
                                                     ------------        -----------
   Total increase in net assets .................       3,902,146          2,758,534
NET ASSETS
Beginning of year ...............................       8,342,782          5,584,248
                                                     ------------        -----------
End of year (including accumulated net investment
 loss of $0, and $143,595, respectively) ........    $ 12,244,928        $ 8,342,782
                                                     ============        ===========


(a) A summary of capital share transactions is as follows:

                                           Year Ended                 Year Ended
                                       September 30, 1999          September 30, 1998
                                    -------------------------   --------------------------
                                      Shares        Value         Shares          Value
                                    -----------  ------------   -----------  -------------
  Shares sold......................    380,716   $ 5,034,395       825,148   $ 10,967,878
  Shares issued on reinvestment
    of distributions...............     39,298       497,283         8,307        102,677
  Shares redeemed..................   (359,360)   (4,652,252)     (446,620)    (5,745,818)
                                     ---------   -----------     ---------   ------------
  Net increase.....................     60,654   $   879,426       386,835   $  5,324,737
                                     =========   ===========     =========   ============

See Notes to Financial Statements.

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

Per Share Operating Performance
(For a capital share outstanding throughout each period)
-----------------------------------------------------------------------------------------------------------
                                                     Year                 Year           November 1, 1996*
                                                    Ended                Ended                through
                                              September 30, 1999   September 30, 1998    September 30, 1997
                                              ------------------   ------------------   -------------------
Net asset value, beginning of period ........     $ 10.73               $  14.29             $ 10.00
                                                  -------               --------             -------
Income from investment operations:
   Net investment loss ......................       (0.18)                 (0.15)              (0.06)
   Net realized and unrealized gain (loss)
    on investments ..........................        4.75                  (3.21)               4.35
                                                  -------               --------             -------
Total from investment operations ............        4.57                  (3.36)               4.29
                                                  -------               --------             -------
Less distributions:
   From net realized gains ..................       (0.69)                 (0.20)                 --
                                                  -------               --------             -------
Net asset value, end of period ..............     $ 14.61               $  10.73             $ 14.29
                                                  =======               ========             =======
Total return ................................       43.51%                (23.70)%             42.90%**
Ratios/supplemental data:
Net assets, end of period (millions) ........     $  12.2               $    8.3             $   5.6
Ratio of expenses to average net assets:
   Before expense reimbursement .............        2.23%                  2.24%               7.01%++
   After expense reimbursement ..............        1.97%                  2.00%               1.98%++
Ratio of net investment loss to average
 net assets:
   Before expense reimbursement .............       (1.78)%                (1.77)%             (6.41)%++
   After expense reimbursement ..............       (1.52)%                (1.53)%             (1.39)%++
Portfolio turnover rate .....................      193.84%                206.30%             104.77%

 * Commencement of operations.
** Not Annualized.
++ Annualized.

See Notes to Financial Statements.

12

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 1999
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

     The O'Shaughnessy Aggressive Growth Fund (the "Fund") is a series of shares of O'Shaughnessy Funds, Inc., which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operations on November 1, 1996.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a National Market System are valued at the last sale price. Other securities are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates market value.

     B. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses on securities sold are determined under the identified cost basis.

     D. DEFERRED ORGANIZATION COSTS: The Fund has incurred expenses of $25,191 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Fund commenced investment operations.

     E. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the year ended September 30, 1999, O'Shaughnessy Capital Management, Inc. (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.74% based upon the average daily net assets of the Fund. Prior to October 27, 1998, the advisory fee was 1.00% of the average daily net assets of the Fund.

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund or reimburse the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of average net assets (the "expense cap"). Any such reductions made by the Advisor in its fees or reimbursement of Fund expenses, which are the Fund's obligation, are subject to recapture by the Advisor provided the Fund is able to effect such recapture while keeping total operating expenses at or below the annual expense cap. No recapture will be made after September 30, 2000. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the Fund. For the year ended September 30, 1999, the Advisor reimbursed the Fund in the amount of $27,163. Cumulative reimbursed expenses subject to recapture by the Advisor totaled $136,777 at September 30, 1999. Effective October 1, 1999, the expense cap was eliminated.

     Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee per portfolio at the following annual rate:

Under $100 million -- 0.10% of average daily net assets, subject to a minimum fee of $40,000 annually
$100 to $200 million -- 0.05% of average daily net assets
Over $200 million -- 0.03% of average daily net assets

     Prior to January 5, 1999, the administration fee was subject to a $10,000 annual minimum fee. Effective October 1, 1999, the administration fee is 0.10% of the first $200 million of average net assets and 0.03% of average net assets in excess of $200 million.

     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

     Certain officers of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 -- PURCHASES AND SALES OF SECURITIES

     For the year ended September 30, 1999, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $20,323,341 and $20,419,518, respectively.

NOTE 5 -- SECURITIES LENDING

     At September 30, 1999, securities valued at $701,000 were on loan from the Fund to certain brokers, dealers and other financial institutions who pay the Fund negotiated lenders' fees. For collateral, the Fund received $715,200, an amount equal to 102% of the market value of the loaned securities, marked-to-market HERE IT IS amount equal to 102% of the market value of the loaned securities, marked-to-market daily. The risks to the Fund, of lending its securities, include delay in recovery of securities loaned or loss of rights in the collateral should the borrower of the securities fail financially.

14

                      O'SHAUGHNESSY AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS at September 30, 1999, continued
--------------------------------------------------------------------------------

NOTE 6 -- INCOME TAXES

     At September 30, 1999,  the cost of securities  for income tax purposes was
approximately   $11,040,510.   Unrealized   appreciation   and  depreciation  of
securities were as follows:

             Gross unrealized appreciation............  $1,718,118
             Gross unrealized depreciation............    (837,032)
                                                        ----------
             Net unrealized appreciation..............  $  881,086
                                                        ==========

     Net realized capital gains differ for financial statements and tax purposes primarily due to differing treatment of wash sales.

NOTE 7 -- SUBSEQUENT EVENTS

     At a special meeting held on October 18, 1999, the Board of Directors determined that it would be in the best interest of Fund shareholders to merge the Fund with the O'Shaughnessy Cornerstone Growth Fund. Under the proposal, shares of the Fund would be exchanged for shares of the O'Shaughnessy Cornerstone Growth Fund if approved at a forthcoming meeting of the shareholders. It is anticipated that such an exchange would be done on a tax-free basis.

     Effective October 19, 1999, the Fund ceased offering new shares.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of O'Shaughnessy Aggressive Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of O'Shaughnessy Aggressive Growth Fund (one of the series of O'Shaughnessy Funds, Inc., hereafter referred to as the "Fund") at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above. The financial statements for the year ended September 30, 1998 including the financial highlights for the year then ended and the period from November 1, 1996 (commencement of operations) to September 30, 1997, were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial statements.


PricewaterhouseCoopers LLP
New York, New York
October 22, 1999

                       CHANGE IN INDEPENDENT ACCOUNTANT


On August 13, 1999, McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audits for the two most recent fiscal years and through August 13, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

Effective August 13, 1999, the Fund, with the approval of its Board of Directors and its Audit Committee, engaged PwC as its independent auditors.

                    INVESTMENT ADVISOR
                      O'Shaughnessy Capital Management, Inc.
                      35 Mason Street
                      Greenwich, Connecticut 06830


                    ADMINISTRATOR
                      Investment Company Administration, LLC
                      4455 E. Camelback Road, Suite 261 E
                      Phoenix, Arizona 85018


                    DISTRIBUTOR
                      First Fund Distributors, Inc.
                      4455 E. Camelback Road, Suite 261 E
                      Phoenix, Arizona 85018


                    TRANSFER AGENT
                      Firstar Mutual Fund Services, LLC
                      615 E. Michigan Street
                      Milwaukee, Wisconsin 53202


                    INDEPENDENT AUDITOR
                      PricewaterhouseCoopers LLP
                      1177 Avenue of the Americas
                      New York, New York 10036


                    LEGAL COUNSEL
                      Swidler Berlin Shereff Friedman, LLP
                      919 Third Avenue
                      New York, New York 10022


This report is intended for shareholders of O'Shaughnessy Aggressive Growth Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be more or less than their original cost. Statements and other information herein are dated and are subject to change.

                        [O'SHAUGHNESSY FUNDS INC. LOGO]





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